SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS’ EQUITY

Common Stock

Common stock and Class B common stock share equally in earnings and are identical in most other respects except: (i) Common stock is entitled to one vote on most matters and each share of Class B common stock is entitled to ten votes; (ii) shareholders of Common stock are entitled to elect 25% of the Board of Directors (rounded up to the nearest whole number) and Class B shareholders are entitled to elect the balance of the Board of Directors; (iii) cash dividends may be paid on Common stock without paying a cash dividend on Class B common stock and no cash dividend may be paid on Class B common stock unless at least an equal cash dividend is paid on Common stock; and (iv) Class B common stock is convertible at any time into Common stock on a one-for-one basis at the option of the shareholder.

Preferred Stock

We are authorized to issue preferred stock with such designation, rights and preferences as may be determined from time to time by our Board of Directors. Accordingly, the Board of Directors is empowered, without shareholder approval, to issue preferred stock with dividend, liquidation, conversion, voting or other rights which could adversely affect the voting power or other rights of the holders of our common stock and, in certain instances, could adversely affect the market price of this stock. We had no preferred stock outstanding at December 31, 2025 or 2024.

Dividend Reinvestment Plan

On March 29, 2024, we implemented the Watsco, Inc. Dividend Reinvestment Plan (the “DRIP”), under which existing shareholders may, in accordance with the DRIP, acquire up to an aggregate of 300,000 shares of each of Common and Class B common stock, as applicable, by reinvesting all or a portion of the cash dividends paid on such shareholders’ shares of common stock. The DRIP has been registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to our automatically effective shelf registration statement on Form S-3 (File No. 333-282975). During 2025 and 2024, 47,765 and 27,561 shares of our common stock, respectively, were issued under the DRIP.

At-the-Market Offering Program

On August 6, 2021, we entered into a sales agreement with Robert W. Baird & Co. Inc. (“Baird”), which enabled the Company to issue and sell shares of Common stock in one or more negotiated transactions or transactions that are deemed to be “at the market” offerings as defined in Rule 415 under the Securities Act, for a maximum aggregate offering amount of up to $300,000 (the “2021 ATM Program”).

During 2024, we issued and sold 712,000 shares of Common stock under the 2021 ATM Program for net proceeds of $281,784. Direct costs of $33 incurred in connection with the offering were charged against the proceeds from the sale of Common stock and reflected as a reduction of paid-in capital. During 2023, we issued and sold 45,000 shares of Common stock under the 2021 ATM Program for net proceeds of $15,179. Direct costs of $375 incurred in connection with the offering were charged against the proceeds from the sale of Common stock and reflected as a reduction of paid-in capital. In aggregate, we issued and sold $298,455 of Common stock under the 2021 ATM Program.

On May 3, 2024, we entered into an amended and restated sales agreement with Baird (the “2024 ATM Program”), which enables the further issuance and sale of Common stock for a maximum aggregate offering amount of up to $400,000. At December 31, 2025, $400,000 was available for sale under the 2024 ATM Program. The offer and sale of shares under the 2024 ATM Program have been registered under the Securities Act pursuant to our automatically effective shelf registration statement on Form S-3 (File No. 333-282975).

Company Share Repurchase Program

In September 1999, our Board of Directors authorized the repurchase, at management’s discretion, of up to 7,500,000 shares of common stock in the open market or via private transactions. Shares repurchased under the program are accounted for using the cost method and result in a reduction of shareholders’ equity. No shares were repurchased during 2025, 2024 or 2023. We last repurchased shares under this plan during 2008. In aggregate, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock have been repurchased at a cost of $114,425 since the inception of the program. At December 31, 2025, there were 1,129,087 shares remaining authorized for repurchase under the program. In considering any further stock repurchases under our repurchase program, we intend to evaluate the impact of the 1% excise tax on stock repurchases that became effective on January 1, 2023.